Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Assets

The prepayments and other assets consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000
Prepayments and other current assets
Prepayment for equipment	1,895	2,473
Prepayment for mining facility	-	3,386
Deposits*	1,181	1,181
Others**	295	1,356
Less: Allowance for credit loss	(480)	(480)
Total	2,891	7,916

*	A March 2024 US$0.5 million deposit paid for a terminated Bitcoin mining facility acquisition remains partially unrecovered, with US$0.48 million outstanding due to counterparty default. A full impairment loss was recognized based on assessed credit risks.

**	The others mainly include prepaid financing advisory, consulting and sales service fees and other sundry receivables.